DIVIDENDS (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	Jan. 14, 2015 USD ($) $ / shares	Jan. 14, 2015 CNY (¥) ¥ / shares	Jul. 14, 2014 ¥ / shares	Jul. 14, 2014 $ / shares	Jan. 14, 2014 $ / shares	Jan. 14, 2014 USD ($)	Jan. 14, 2014 CNY (¥) ¥ / shares	Jul. 13, 2013 $ / shares	Jul. 13, 2013 ¥ / shares	Jan. 01, 2008
DIVIDENDS
Dividends paid, ordinary shares per share | (per share)	$ 0.0125	¥ 0.08	¥ 0.08	$ 0.0125	$ 0.10		¥ 0.61	$ 0.10	¥ 0.61
Dividends paid, classified as financing activities	$ 500	¥ 3,200				$ 4,100	¥ 24,900
Dividend paid after withhold tax		¥ 3,010				$ 23,660
Dividend withholding tax rate	5.00%	5.00%			5.00%	5.00%	5.00%			10.00%